LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
LAND USE RIGHTS, NET
Land use rights	¥ 2,004,651		¥ 1,947,145
Less: accumulated amortization	(166,636)		(126,133)
Land use rights, net	1,838,015		1,821,012		$ 251,807
Amortization of land use rights	41,000	$ 5,549	38,656	¥ 27,353
Estimated future amortization expense	41,000
Land use rights pledged	¥ 226,000		¥ 231,000
Minimum
LAND USE RIGHTS, NET
Period of land use rights	50 years	50 years
Maximum
LAND USE RIGHTS, NET
Period of land use rights	70 years	70 years